Mortgage Backed Securities (Tables)	9 Months Ended
Sep. 30, 2016
Mortgage Backed Securities
Schedule of information about the Company's MBS portfolio

The following table presents certain information about the Company’s MBS portfolio as of September 30, 2016.

		Weighted
	Weighted	Average				Gross	Gross
	Average	Interest	Principal	Amortized		Unrealized	Unrealized
(In Thousands)	Maturity (a)	Rate (a)	Balance	Cost	Fair Value	Gains	Losses
MBS
Commercial Loans	10/2033	5.7%	$43,355	$31,977	$32,306	$1,707	$(1,379)
Tax Liens	02/2031	6.5	2,488	2,488	2,506	19	—
Total		5.7%	$45,843	$34,465	$34,812	$1,726	$(1,379)
(a)	Weighted based on current principal balance

The following table presents certain information about the Company’s MBS portfolio as of December 31, 2015.

		Weighted
	Weighted	Average				Gross	Gross
	Average	Interest	Principal	Amortized		Unrealized	Unrealized
(In Thousands)	Maturity (a)	Rate (a)	Balance	Cost	Fair Value	Gains	Losses
MBS
Commercial Loans	08/2041	6.2%	$213,706	$214,863	$210,892	$1,128	$(5,099)
Tax Liens	02/2031	6.5	2,612	2,612	2,612	—	—
Total		6.2%	$216,318	$217,475	$213,504	$1,128	$(5,099)
(a)	Weighted based on current principal balance

Schedule of information about the maturity of the Company's MBS portfolio

The following table presents certain information about the maturity of the Company’s MBS portfolio as of September 30, 2016.

	Weighted
	Average
	Interest	Principal	Amortized	Estimated
(In Thousands)	Rate (a)	Balance	Cost	Fair Value
Within one year	—%	$—	$—	$—
After one year through five years	—	—	—	—
After five years through ten years	8.7	15,296	14,102	14,277
After ten years	4.2	30,547	20,363	20,535
Total	5.7%	$45,843	$34,465	$34,812

The following table presents certain information about the maturity of the Company’s MBS portfolio as of December 31, 2015.

	Weighted
	Average
	Interest	Principal	Amortized	Estimated
(In Thousands)	Rate (a)	Balance	Cost	Fair Value
Within one year	—%	$—	$—	$—
After one year through five years	—	—	—	—
After five years through ten years	8.6	17,254	15,814	15,619
After ten years	6.0	199,064	201,661	197,885
Total	6.2%	$216,318	$217,475	$213,504